Consolidated Statements of Operations (Unaudited) - JPY (¥) ¥ in Thousands		6 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Revenue:
Total revenue		¥ 84,494	¥ 122,377
Costs and Expenses:
Cost of revenue		65,034	66,446
Selling, General and Administrative Expenses		191,857	52,215
Depreciation and amortization		8,881	6,635
Total Costs and Expenses		272,087	140,759
Operating Loss		(187,593)	(18,382)
Other income		6,713	58
Interest expenses		(134)	(91)
Miscellaneous expenses		(24,444)
Loss before income taxes		(201,134)	(18,416)
Income taxes
Net Loss		¥ (201,134)	¥ (18,416)
Net loss per share attributable to common stockholders, basic (in Yen per share)		¥ (14.14)	¥ (1.65)
Net loss per share attributable to common stockholders, diluted (in Yen per share)		¥ (14.14)	¥ (1.65)
Weighted-average shares outstanding used to compute net loss per share, basic (in Shares)	[1]	14,226,502	11,185,000
Weighted-average shares outstanding used to compute net loss per share, diluted (in Shares)		14,226,502	11,185,000
Revenue
Revenue:
Total revenue		¥ 78,890	¥ 112,726
Revenue - Investment Distribution
Revenue:
Total revenue		3,191	6,604
Related Party
Revenue:
Total revenue		2,413	3,047
Costs and Expenses:
Cost of revenue - related party		3,609	15,404
Selling, General and Administrative Expenses - related party		2,706	59
Interest income - related party		1,609
Other income - related party		2,715
Interest expenses - related party			¥ (1)

[1]	Giving retroactive effect to the 1 for 5,000 sub-division effected on December 11, 2023.